Non-current and current financial debts - Maturity of borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Apr. 09, 2019
Disclosure of detailed information about borrowings [line items]
Financial debts	$ 4,080	$ 4,118	$ 3,500
Nominal amount - Current and non-current financial debt
Disclosure of detailed information about borrowings [line items]
Financial debts	4,073	4,111
Derivatives
Disclosure of detailed information about borrowings [line items]
Financial debts	7	7
Cost
Disclosure of detailed information about borrowings [line items]
Financial debts	4,107	4,150
Cost | Not later than one year
Disclosure of detailed information about borrowings [line items]
Financial debts	114	169
Cost | Between one and five years
Disclosure of detailed information about borrowings [line items]
Financial debts	1,743	1,231
Cost | Later than five years
Disclosure of detailed information about borrowings [line items]
Financial debts	2,250	2,750
Cost | Nominal amount - Current and non-current financial debt
Disclosure of detailed information about borrowings [line items]
Financial debts	4,100	4,143
Cost | Nominal amount - Current and non-current financial debt | Not later than one year
Disclosure of detailed information about borrowings [line items]
Financial debts	107	162
Cost | Nominal amount - Current and non-current financial debt | Between one and five years
Disclosure of detailed information about borrowings [line items]
Financial debts	1,743	1,231
Cost | Nominal amount - Current and non-current financial debt | Later than five years
Disclosure of detailed information about borrowings [line items]
Financial debts	2,250	2,750
Cost | Derivatives
Disclosure of detailed information about borrowings [line items]
Financial debts	7	7
Cost | Derivatives | Not later than one year
Disclosure of detailed information about borrowings [line items]
Financial debts	7	7
Cost | Derivatives | Between one and five years
Disclosure of detailed information about borrowings [line items]
Financial debts	0	0
Cost | Derivatives | Later than five years
Disclosure of detailed information about borrowings [line items]
Financial debts	0	0
Unamortized debt discount and issuance costs
Disclosure of detailed information about borrowings [line items]
Financial debts	27	32
Unamortized debt discount and issuance costs | Nominal amount - Current and non-current financial debt
Disclosure of detailed information about borrowings [line items]
Financial debts	27	32
Unamortized debt discount and issuance costs | Derivatives
Disclosure of detailed information about borrowings [line items]
Financial debts	$ 0	$ 0